Filed with the Securities and Exchange Commission on August 14, 2018

1933 Act Registration File No. 033-54822
1940 Act File No. 811-07360

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N‑1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Pre‑Effective Amendment No.	☐
Post‑Effective Amendment No. 51	☒
and
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 52	☒

Monetta Trust
(Registrant)

1776-A South Naperville Road, Suite 100
Wheaton, Illinois 60189-5831

Telephone number: (630) 462-9800

Robert S. Bacarella	JoAnn Strasser
Monetta Trust	Thompson Hine LLP
1776-A South Naperville Road, Suite 100	41 High Street, Suite 1700
Wheaton, Illinois 60189-5831	Columbus, OH 43215

(Agents for Service)

As soon as practical after the effective date of this Registration Statement
 (Approximate Date of Proposed Public Offering)

It is proposed that this filing will become effective

☐	immediately upon filing pursuant to paragraph (b)
☒	on August 29, 2018 pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box

[X]	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

This Post-Effective Amendment No. 51 to the Registration Statement on Form N-1A for Monetta Trust (the "Trust") is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 under the Securities Act of 1933 (the "1933 Act") solely for the purpose of delaying, until August 29, 2018, the effectiveness of Post-Effective Amendment No. 50 ("PEA No. 50") with respect to the Monetta Young Investor Fund and the Monetta Fund (collectively, "the Funds").

PEA No. 50 was filed with the Commission via EDGAR Accession No. 0000894189-18-003378 on June 15, 2018.  Since no other changes are intended to be made to PEA No. 50 with respect to the Funds by means of this filing, Parts A, B and C of PEA No. 50 are incorporated herein by reference.

PART A – PROSPECTUS

The Prospectus for the Funds is incorporated herein by reference to Part A of PEA No. 50.

PART B – STATEMENT OF ADDITIONAL INFORMATION

The Statement of Additional Information for the Funds incorporated herein by reference to Part B of PEA No. 50.

PART C – OTHER INFORMATION

The Part C for the Funds is incorporated herein by reference to Part C of PEA No. 50.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 (the "Securities Act") and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 51 to the Registrant's Registration Statement (File Nos. 033-54822 and 811-07360) to be signed on its behalf by the undersigned, duly authorized, in the City of Wheaton, and State of Illinois, on the 14th day of August, 2018.

MONETTA TRUST

By: /s/ Robert S. Bacarella
Robert S. Bacarella
President

Pursuant to the requirements of the Securities Act, this Registration Statement has been signed below by the following persons in the capacities as of the 14th day of August, 2018.

Signature	Title

/s/ Robert S. Bacarella Robert S. Bacarella	Principal Executive Officer and Trustee
/s/ Robert J. Bacarella Robert J. Bacarella	Principal Financial Officer and Principal Accounting Officer
/s/ John L. Guy, Jr.* John L. Guy, Jr.	Trustee
/s/ Marlene Z. Hodges* Marlene Z. Hodges	Trustee
/s/ Patricia J. Luscombe* Patricia J. Luscombe	Trustee
*/s/ Robert S. Bacarella Robert S. Bacarella Attorney-in-Fact